INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):
DTA/DTL Components

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Gross deferred tax assets	$80.6	$3.0	$83.6	$83.3	$2.6	$85.9	$(2.7)	$0.4	$(2.3)
Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—
Adjusted gross deferred tax assets	80.6	3.0	83.6	83.3	2.6	85.9	(2.7)	0.4	(2.3)
Deferred tax assets nonadmitted	50.1	3.0	53.1	56.6	2.6	59.2	(6.5)	0.4	(6.1)
Subtotal net admitted deferred tax asset	30.5	—	30.5	26.7	—	26.7	3.8	—	3.8
Deferred tax liabilities	2.7	8.8	11.5	3.2	6.9	10.1	(0.5)	1.9	1.4
Net admitted deferred tax assets/(net deferred tax liability)	$27.8	$(8.8)	$19.0	$23.5	$(6.9)	$16.6	$4.3	$(1.9)	$2.4

Admission Calculation Components

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	19.0	—	19.0	16.6	—	16.6	2.4	—	2.4
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	19.0	—	19.0	16.6	—	16.6	2.4	—	2.4
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	62.0	XXX	XXX	37.5	XXX	XXX	24.5
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	11.5	—	11.5	10.1	—	10.1	1.4	—	1.4
Deferred tax assets admitted as the result of application of SSAP 101	$30.5	$—	$30.5	$26.7	$—	$26.7	$3.8	$—	$3.8

	December 31,
	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	1,054.681%	748.111%

	(in millions)
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$438.3	$271.1
Impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs
a.Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage (in millions).

	December 31, 2020		December 31, 2019
	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs amount from Note 9A1(c)	$80.6	$3.0	$83.3	$2.6
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%
Net Admitted Adjusted Gross DTAs amount from Note 9A1(e)	$30.5	$—	$26.7	$—
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%
b.The Company’s tax planning strategies does not include the use of reinsurance.
There are no temporary differences for which a DTL has not been established.

Significant components of income taxes incurred as summarized in the table below:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Federal	$(46.2)	$(19.1)	$7.6
Foreign	—	—	—
Subtotal	(46.2)	(19.1)	7.6
Federal income tax on net capital gains	7.2	17.1	1.2
Utilization of capital loss carry-forwards	—	—	—
Other	(1.3)	3.0	(8.4)
Federal and Foreign income taxes incurred	$(40.3)	$1.0	$0.4
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
DTAs:
Policyholder reserves	$17.1	$—	$17.1	$21.8	$—	$21.8	$(4.7)	$—	$(4.7)
Investments	—	0.3	0.3	—	0.3	0.3	—	—	—
Deferred acquisition costs	56.7	—	56.7	47.5	—	47.5	9.2	—	9.2
Nonadmitted	1.3	—	1.3	1.2	—	1.2	0.1	—	0.1
Net loss carry-forward	4.7	2.7	7.4	11.3	2.3	13.6	(6.6)	0.4	(6.2)
Tax credit carry-forward	—	—	—	0.9	—	0.9	(0.9)	—	(0.9)
Other (including items <5% of total ordinary tax assets)	0.8	—	0.8	0.6	—	0.6	0.2	—	0.2
Total gross DTAs	80.6	3.0	83.6	83.3	2.6	85.9	(2.7)	0.4	(2.3)
Nonadmitted DTAs	50.1	3.0	53.1	56.6	2.6	59.2	(6.5)	0.4	(6.1)
Admitted DTAs	30.5	—	30.5	26.7	—	26.7	3.8	—	3.8

DTLs:
Investments	—	(8.8)	(8.8)	—	(6.9)	(6.9)	—	(1.9)	(1.9)
Deferred and uncollected premium	—	—	—	—	—	—	—	—	—
Policyholder reserves	(2.7)	—	(2.7)	(3.2)	—	(3.2)	0.5	—	0.5
Other (including items <5% of total ordinary tax assets)	—	—	—	—	—	—	—	—	—
Total DTLs	(2.7)	(8.8)	(11.5)	(3.2)	(6.9)	(10.1)	0.5	(1.9)	(1.4)
Net admitted (DTL)/DTA	$27.8	$(8.8)	$19.0	$23.5	$(6.9)	$16.6	$4.3	$(1.9)	$2.4
The change in net deferred income taxes is comprised of the following (in millions):

	December 31,
	2020	2019	Change
	(in millions)
Total deferred tax assets	$83.6	$85.9	$(2.3)
Total deferred tax liabilities	(11.5)	(10.1)	(1.4)
Net deferred tax assets/liabilities	72.1	75.8	(3.7)
Statutory valuation allowance adjustment	—	—	—
Net deferred tax assets/liabilities after SVA	$72.1	$75.8	(3.7)
Tax effect of unrealized gains/(losses)			1.4
Incurred tax items in surplus			—
Change in net deferred income tax			$(2.3)
Reconciliation of total statutory income taxes reported to tax at the statutory tax rate:
The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

Description	Amount	21% Tax Effect	Effective Tax Rate
	(in millions)
Income before taxes (including all realized capital gains / (losses))	$(61.0)	$(12.8)	21.00%
Dividends-received deduction	(5.0)	(1.0)	1.71%
Interest maintenance reserve	0.4	0.1	(0.12)%
Deferred gain on reinsurance	(14.9)	(3.1)	5.13%
Incurred through surplus	(6.6)	(1.4)	2.26%
NOL Carryback - CARES Act	(57.3)	(12.0)	19.72%
Change in uncertain tax positions	(16.5)	(3.5)	5.69%
IRS audit adjustment	(18.8)	(4.0)	6.48%
Other, Including Prior Year True-Up	(1.8)	(0.4)	0.60%
Total	$(181.5)	$(38.1)	62.47%

Federal income tax incurred		(40.3)	66.14%
Change in net deferred income tax		2.2	(3.67)%
Total statutory income taxes		$(38.1)	62.47%
Carry-forwards, Recoverable taxes and IRS Section 6603 Deposits
On March 27 2020, in response to the COVID 19 pandemic, the Coronavirus AID, Relief, and Economic Security (CARES) Act was signed into law. Under the CARES Act, NOL’s arising in tax years beginning after December 31, 2017 and before January 1, 2021 may be carried back five years.

As of December 31, 2020 the Company has net operating loss carry-forward of $22.7 million, capital loss carryforward of $13.0 million and an AMT credit carryforward of $0.0 million.

There were no income taxes, ordinary and capital, available for recoupment in the event of future losses.

There are no deposits admitted under Section 6603 of the Internal Revenue Code.
The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Holdings and the following subsidiaries and affiliates.

Equitable Financial Life Insurance Company	Corporate Solutions Life Reinsurance Company
Equitable Financial Life and Annuity Company	EQ AZ Life Re Company
Equitable Distribution Holding Corporation	CS Life RE Company
AllianceBernstein Corp.	U.S. Financial Life Insurance Company
Equitable Structured Settlement Corp.	Alpha Units Holdings II, Inc.
Equitable Casualty Insurance Co.	Alpha Units Holdings, Inc.
JMR Realty Services, Inc.
1740 Advisers, Inc.
MONY Financial Services, Inc.
Financial Marketing Agency, Inc.
Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or receivable as a result of taxable operations for the current year.
In accordance with the tax sharing agreement between Holdings and the Company, tax expense is based on separate company computations. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis.

At December 31, 2020 and 2019, the total amount of unrecognized tax benefits were $1.2 million and $4.7 million, respectively, all of which would affect the effective tax rate.

EFLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2020, 2019 and 2018 were $0.1 million, $0.5 million and $0.4 million, respectively.  Tax expense for 2020 reflected an expense of $0.4 million in interest expense related to unrecognized tax benefits.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Balance at January 1	$4.2	$4.2	$4.0
Additions for tax positions of prior years	—	—	0.2
Reduction for tax positions of prior years	(3.0)	—	—
Settlements with tax authorities	—	—	—
Balance at December 31	$1.2	$4.2	$4.2
It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agents Report for Equitable Holdings, Inc. & Subsidiaries consolidated Federal 2010 through 2013 corporate income tax returns. The impact on EFLOA’s statement of operations is an income tax benefit $3.5 million. The 2014 through 2020 tax years are open to examination by the IRS.

Repatriation Transition Tax (RTT) - RTT Owed under the TCJA- None
Alternative Minimum Tax (AMT) Credit

		As of December 31, 2020 (in millions)
Was the AMT Credit recognized as a current year recoverable or Deferred Tax Asset (DTA)?
Gross AMT Credit Recognized as:
1a	Current year recoverable	$0.9
1b	Deferred tax asset (DTA)	—
2	Beginning Balance of AMT Credit Carryforward	0.9
3	Amounts Recovered	0.9
4	Adjustments	—
5	Ending Balance of AMT Credit Carryforward (5=2-3-4)	—
6	Reduction for Sequestration	—
7	Nonadmltted by Reporting Entity	—
8	Reporting Entity Ending Balance (8=5-6-7)	$—